OPERATING DATA - Schedule of Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 105	$ 133
Financial amounts receivable	179	594
Long-term VAT receivables	278	239
Cash guarantees and deposits	188	153
Receivables from public authorities	110	71
Accrued interest	36	25
Receivables from sale of intangible, tangible and financial assets	12	68
Income tax receivable	27	49
Other	264	246
Total	1,199	1,578
Sovereign-fund guaranteed receivables
Disclosure of financial assets [line items]
Financial amounts receivable	$ 0	$ 197